FRANKLIN TEMPLETON INVESTMENTS
                             One Franklin Parkway
                              San Mateo, CA 94403




August 5, 2008

VIA EDGAR (CIK 0000757010)
Filing Desk
U.S. Securities and Exchange Commission
100 F Street NE
Washington, DC  20549

         Re:  Franklin Tax-Free Trust
              File No.:  811-04149

Dear Sir or Madam:

Enclosed for filing under section 6(a) of the Securities Act of 1933, as amended ("1933 Act"), is the registration statement on Form N-14 ("Registration Statement") of Franklin Tax-Free Trust ("Company"). This registration statement is being filed to register shares of the Franklin Federal Limited-Term Tax-Free Income Fund (Federal Limited-Term Fund"), a series of the Company, that will be issued to shareholders of Franklin New York Limited-Term Tax-Free Income Fund ("New York Limited-Term Fund"), a series of Franklin New York Tax-Free Trust and Franklin California Limited-Term Fund ("California Limited-Term Fund"), a series of California Tax-Free Trust, in connection with a transfer of the assets of the New York Limited-Term and California Limited-Term Funds, pursuant to an Agreement and Plan of Reorganization to be voted on by shareholders of the New York Limited-Term and California Limited-Term Funds, at a special shareholders' meeting currently scheduled to be held on October 24, 2008.

The following documents have been filed with the U.S. Securities and Exchange Commission via EDGAR, and are incorporated by reference into the Registration
Statement: (1) Prospectus for Federal Limited-Term Fund and Advisor; (2) Statement of Additional Information for Federal Limited-Term Fund; (3) Annual Report for Federal Limited-Term Fund for the fiscal year ended February 29, 2008 and New York Limited-Term, and California Limited-Term Funds for the fiscal year ended September 30, 2007 and June 30, 2008; respectively; and (4) Semi-Annual Report for new York Limited-Term Tax-Free Income Fund for the period ended March 31, 2008.

The Company has registered an indefinite number of shares pursuant to Rule 24f-2 under the Act. No filing fee is, therefore, due at this time.

Questions related to this filing should be directed to Kristin Ives, Esquire at (215) 564-8037 or, in her absence, to Bruce Bohan (650) 312-3504.

Very truly yours,

FRANKLIN TAX-FREE TRUST



/s/ David P. Goss
Vice President

enclosures